Cash from operations (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Profit before taxation	$ (1,191,042)	$ (161,472)	[1]	$ (1,168,049)	$ (130,097)	[1]
Adjustments:
Depreciation of property, plant and equipment	103,377	102,994		209,691	200,350
Amortization of intangible assets	13,117	11,865		25,759	22,349
Net impairment/(reversal of impairment) of property, plant and equipment and prepaid land rent	935	(3,514)		5,081	(1,331)
Loss allowance/(reversal of loss allowance) on trade receivables	954	668		4,514	(1,800)
Impairment of withholding tax receivables	13,349	12,930		24,604	27,717
Amortization of prepaid site rent	2,424	2,294		5,129	4,162
Net loss/(gain) on disposal of plant, property and equipment	168	13,617		(566)	13,784
Insurance income	(133)	(466)		(278)	(1,616)
Finance costs	1,366,012	261,886		1,542,979	380,902
Finance income	(8,373)	(3,895)		(13,160)	(45,667)
Impairment of inventory					138
Sharebased payment expense	3,628	2,051		6,917	5,625
Operating profit before working capital changes	304,416	238,958		642,621	474,516
Changes in working capital
Decrease/(increase) in inventory	16,628	(23,134)		24,538	(19,721)
Increase in trade and other receivables	(49,000)	(64,168)		(137,079)	(182,535)
(Decrease)/increase in trade and other payables	(7,912)	65,144		(13,926)	111,147
Net movement in working capital	(40,284)	(22,158)		(126,467)	(91,109)
Cash from operations	$ 264,132	$ 216,800		$ 516,154	$ 383,407

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.